Goldman Sachs Global Infrastructure Fund Investment Strategy - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Global Infrastructure Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a portfolio of investments in issuers that are engaged in or related to the infrastructure group of industries (“infrastructure companies”). The Fund will invest primarily in the common stock of infrastructure companies.An issuer is engaged in or related to the infrastructure group of industries if it is involved in the ownership, development, construction, renovation, financing, management, sale or operation of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets include, but are not limited to, utilities, energy, transportation, real estate, media, telecommunications and capital goods. The Fund will invest in the securities of infrastructure companies that are economically tied to at least three countries, including the United States. Although the Fund will invest, under normal circumstances, primarily in the securities of infrastructure companies that are economically tied to developed countries (namely developed countries in North America and Europe), the Fund may also invest in the securities of infrastructure companies that are economically tied to countries with emerging markets or economies (“emerging countries”). The Fund may invest without restriction as to issuer capitalization (including small- and mid-capitalization companies). A portion of the Fund’s securities are denominated in foreign currencies and held outside the United States. The Fund may invest in real estate investment trusts (“REITs”). The Fund may also invest up to 20% of its total assets (measured at time of purchase) in master limited partnerships (“MLPs”) that are taxed as partnerships and up to 20% of its Net Assets (measured at time of purchase) in issuers that are not infrastructure companies. Exchange-traded funds (“ETFs”) that provide exposure to infrastructure companies and derivative instruments, such as futures, that have similar economic exposures to infrastructure companies will be counted towards the Fund’s 80% policy discussed above. The Fund’s investment strategy combines bottom-up company analysis with fundamental real asset research. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations or for risk management purposes. The Fund concentrates its investments in the securities of issuers in the infrastructure group of industries. The Investment Adviser measures the Fund’s performance against the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged). THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a portfolio of investments in issuers that are engaged in or related to the infrastructure group of industries (“infrastructure companies”). The Fund will invest primarily in the common stock of infrastructure companies.